UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/08

Item 1.  Reports to Stockholders.

Annual Report

January 31, 2008

1-877-THE-GACF

(1-877-843-4223)

Investor Class NASDAQ Ticker: GACFX

Class A NASDAQ Ticker: GAMEX

www.gamingandcasinofund.com

Distributed by Ladenburg Thalmann Co., Inc.

Member FINRA

Dear Shareholders:

It has been a very difficult period for the overall market, including gaming stocks. We have been bombarded with news of mortgage problems, credit tightening, falling real estate values and recessionary fears.

The stock prices of large hotel / casino operators in particular have dropped significantly.  While gaming stocks have historically shown to be somewhat “recession resistant,” this has not been this case over the past year.  What is yet to be seen is how gaming / casino revenues will hold up during this economic downturn.

In the past, casino revenues were much more concentrated than they are now. Almost all revenue came from Las Vegas and to a lesser extent, Atlantic City. Regional casinos were minor. Most of a casino’s revenues were from gaming operations - not hotel, restaurant & bar, retail, and other non-gaming functions. Today, an ever-increasing amount of casino revenue comes from non-gaming activates including increasing room rates, expensive restaurants and nightclubs, and high-end retail stores.  All these things have also helped to make casinos into escapist vacation destinations.  The expansion of non-gaming revenue has caused casino stocks to act much more like other consumer discretionary stocks, which are more susceptible to an economic slowdown.

The constant growth of regional casino operations has also changed the gaming landscape. State by state growth within the gaming industry has generally been good for everyone’s bottom line. Casino operators and manufacturers have both benefited. Las Vegas certainly hasn’t suffered because of regional competition. But, these regional operators have been hit the hardest by the recent economic slowdown and the fears surrounding it.  Many middleclass, middle-America gamblers are tightening their belts and gaming revenues have felt the squeeze. In contrast, high-end casinos, Las Vegas operators, and those doing business internationally have shown to be a little more insulated.

10 Largest Casino Operators Trading in the U.S.     % from 52-Week High as of 1/31/08

Las Vegas Sands

-41.01%

MGM Mirage

-27.64%

Wynn Resorts

-34.72%

Melco PBL

-37.79%

Penn National Gaming

-18.11%

Boyd Gaming

-51.07%

Ameristar Casinos

-42.16%

Pinnacle Gaming

-45.88%

Monarch Casinos

-31.96%

Isle of Capri

-60.62%

(Companies listed above are not necessarily owned by the fund.  Companies are listed in order of market capitalization.  Data was collected using Yahoo Finance)

Many of the companies listed above represent attractive long-term opportunities at their current trading prices. While many of these casino operators are trading well below their 52 week highs, the Fund’s overall performance has been aided by a number of investments in other areas of gaming besides for casinos.  The foreign small-cap companies Gigamedia Ltd. and Elixir Gaming, both doing business primarily in South East Asia, have had significant gains for the Fund. Small-cap gaming system and slot manufactures Bally Technologies and WMS Industries had strong performance and the large-cap International Game Tech was basically flat. Companies in the video game industry, GameStop and Activison, both gained over 50% for the year. All of these companies had significant Fund holdings during the year, often listed in the Top Ten Securities.

---------------------------------------------------------------------------------------------------------------------

In my opinion, gaming stocks have declined much further than the drop in their revenue warrants.  In addition, expectations for future revenue have been reduced.  Corporate earnings guidance and analyst estimates have all turned conservative.  I believe this has created a very attractive opportunity in the gaming industry.  Serious gamblers will continue to gamble.  VIP gamblers will continue to gamble.  The convention business will continue to bring in new customers.  While the near term future of mid to small market casinos are more bleak, I believe the higher-end casinos, casinos reaching new markets, and those with competitive advantages are smart investments.  There is no compelling reason to think that gaming revenues will continue to decline from current levels.

The gaming revenue breakdown in Atlantic City serves as a good example. While overall revenues were down in the 4th quarter of 2007 as Atlantic City dealt with the overall economy and competition from neighboring markets, one property stood out from the group. The Borgata (MGM and Boyd joint venture) is widely regarded as the highest quality property in Atlantic City. Its revenues were basically flat during the most difficult periods and it grabbed market share from weaker operators. Top properties, especially those on the Las Vegas strip, will pull market share from weaker properties by attracting VIP and foreign gamblers away from their competition.  The weakening U.S. dollar has and should continue to increase the number of foreign tourists visiting Las Vegas.

Although we will most likely continue to see periods of increased volatility, I believe these top properties will fare much better than regional operators during these tough economic times.  The U.S. operators doing business internationally will also continue to see their business’s segment grow. There is certainly no recession in Macau, China. Over the next few years, I believe the operators of the best U.S. properties and those with significant international business will prove to be “recession-resistant” once again. They may perform quite well from today’s reduced stock prices and moderate earnings expectations.

In the coming fiscal year, I plan on having a larger portion of the fund invested in gaming manufacturers.  Gaming manufacturers are fast approaching what many believe to be a huge product replacement cycle centered on server-based gaming systems. The top slot and system manufactures and a number of smaller, up-and-coming gaming machine and technology firms look attractive in this economy. I continue to like certain companies distributing machines in emerging markets and those providing various forms of online gaming in Asia. Casino operators should be much less of a focus. Those that we do own should be internationally focused and / or operate high-end, top properties in their U.S. locations. Regional operators will be largely avoided.

Currently we hold an unusually large position in regional operator Penn National Gaming (PENN). This is based solely on their pending acquisition for $67 per share, and not on recent fundamentals. The position is protected with put options to limit risk if the deal falls through. Lastly, we will continue to look for the best opportunities in the video and online game industry to supplement our investments in casino-related gaming.

Please remember that detailed fund information including holdings and performance is always available at www.gamingandcasinofund.com or www.gacfx.com.

Thank you for your investment in the Ladenburg Thalmann Gaming and Casino Fund.

Sincerely,

Dan Ahrens

Portfolio Manager

President, Ahrens Advisors, L.P.

Before investing you should carefully consider the Fund’s investment objectives, risks, fees and expenses. This and other information is contained in the prospectus, a copy of which is available at www.gamingandcasinofund.com or by calling 877-THE-GACF (877-843-4223). Read the prospectus carefully before investing. The Ladenburg Thalmann Gaming and Casino Fund is distributed by Ladenburg Thalmann & Co. Inc. Because the fund focuses its investments in the gaming and casino industries, it may be subject to risks specific to that industry more than a fund that invests in a wide variety of industries.

The Gaming and Casino Fund

PORTFOLIO REVIEW

January 31, 2008

The Fund’s performance figures* for the year ending January 31, 2008, compared to its benchmarks:

	Six Months	One Year	Inception** – January 31, 2008
Gaming and Casino Fund – Investor Class	(2.59)%	(11.68)%	0.66%
Gaming and Casino Fund – Class A	(2.01)%	-	(2.01)%
Russell Midcap Growth Total Return Index	(5.45)%	(1.03)%	2.94%
S&P 500 Total Return Index	(4.32)%	(2.31)%	5.42%

                                                                      ** Inception date for Investor Class shares is March 31, 2006.   The inception date for Class A shares is July 31, 2007.

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-843-4223.

The total annual operating expense ratio for Investor Class shares of the Gaming and Casino Fund (before fee waivers and   reimbursements) as stated in the fee table in the Fund’s prospectus dated May 21, 2007 and was 12.55%.   The net annual operating expense ratio (after fee waivers/expense reimbursements) was 1.72% for the same period.    The total annual operating expense ratio for Class A shares of the Gaming and Casino Fund (before fee waivers and   reimbursements) as stated in the fee table in the Fund’s prospectus dated July 2, 2007 and was 12.55%.   The net annual operating expense ratio (after fee waivers/expense reimbursements) was 1.72% for the same period.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Casino Hotels	31.1%
Racetracks	18.0%
Casino Services	12.4%
Entertainment Software	5.7%
Gaming Services	4.8%
Retail Computer Equipment	4.5%
Gambling (Non-Hotel) and Racetracks	3.3%
Web Portals / ISP	3.5%
Computer Services	1.7%
Retail Restuarants	1.5%
Other, Cash & Cash Equivalents	13.5%
100.00%

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008
	Shares		Value
		COMMON STOCKS - 89.4%
		CASINO HOTELS - 31.1%
	2,600	Ameristar Casinos, Inc	$ 57,148
	2,800	Boyd Gaming Corp.	74,844
	1,800	Las Vegas Sands Corp. *	157,806
	12,100	Melco PBL Entertainment Macau Ltd. *	146,410
	6,000	MGM Mirage *	439,320
	2,800	Monarch Casino & Resort, Inc. *	59,836
	3,200	MTR Gaming Group, Inc. *	20,608
	800	Wynn Resorts, Ltd.	91,984
			1,047,956

		COMPUTERS - 3.0%
	17,000	PacificNet, Inc. *	57,970
	7,600	Transact Technologies, Inc. *	42,560
			100,530

		COMMERCIAL SERVICES - FINANCE - 0.8%
	6,400	Cash Systems, Inc. *	27,456

		ENTERTAINMENT SOFTWARE - 5.7%
	3,700	Activision, Inc. *	95,719
	2,000	Electronic Arts, Inc. *	94,740
			190,459

		GAMBLING AND RACETRACKS - 21.9%
	9,500	Empire Resorts, Inc. *	12,350
	11,400	Penn National Gaming, Inc. *	594,510
	7,100	Pinnacle Entertainment, Inc. *	129,575
			736,435

	See accompanying notes to financial statements.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008
	Shares		Value
		GAMING SERVICES AND MANUFACTURERS - 17.3%
	1,900	Bally Technologies, Inc. *	$ 90,516
	19,900	Elixir Gaming Technologies, Inc. *	90,147
	10,000	GameTech International, Inc. *	69,900
	3,400	Gaming Partners International Corp. *	26,996
	2,700	International Game Technology	115,209
	17,500	Progressive Gaming International Corp. *	43,050
	2,200	Scientific Games Corp. *	52,360
	2,500	WMS Industries, Inc. *	93,500
			581,678

		RETAIL - COMPUTER EQUIPMENT - 4.5%
	2,900	GameStop Corp. *	150,017

		RETAIL - RESTURANTS - 1.5%
	2,000	Buffalo Wild Wings, Inc. *	50,340

		WEB PORTALS / ISP - 3.5%
	6,800	GigaMedia, Ltd. *	118,660

		TOTAL COMMON STOCKS (Cost $2,827,659)	3,003,531

	See accompanying notes to financial statements.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008
	Contracts		Value
		PURCHASED OPTIONS - 10.1%
	100	MGM Mirage Feb 08 65 Call	$ 79,000
	152	MGM Mirage Feb 08 70 Call	62,320
	218	MGM Mirage Feb 08 75 Call	31,610
	100	MGM Mirage March 08 70 Call	62,000
	60	MGM Mirage March 08 75 Call	25,200
	110	Melco PBL Enetertainment ADR July 08 60 Call	57,750
	119	Penn National Gaming, Inc. July 08 60 Call	23,800

		TOTAL PURCHASED OPTIONS (Cost $304,478)	341,680

		TOTAL INVESTMENTS - 99.4% (Cost $3,132,137) (a)	$ 3,345,211
		OTHER ASSETS & LIABILITIES - 0.6%	23,308
		NET ASSETS - 100.0%	$ 3,368,519

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,230,926 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 386,381
	Unrealized depreciation (272,096)
	Net unrealized appreciation $ 114,285

*	Non-Income producing security.
ADR - American Depositary Receipt

	See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2008

ASSETS
Investment securities:
At cost	$ 3,132,137
At value	$ 3,345,211
Receivable for Fund shares sold	20,130
Receivable due from Advisor	6,558
Dividends and interest receivable	76
Prepaid expenses & other assets	25,091
TOTAL ASSETS	3,397,066

LIABILITIES
Fund shares repurchased	17,609
Due to custodian	1,455
Distribution (12b-1) fees payable	1,214
Accrued expenses and other liabilities	8,269
TOTAL LIABILITIES	28,547
NET ASSETS	$ 3,368,519

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 3,546,432
Accumulated net realized loss from security transactions	(390,987)
Net unrealized appreciation of investments	213,074
NET ASSETS	$ 3,368,519

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (Continued)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 634,837
Shares of beneficial interest outstanding	62,354
Net asset value and redemption price per share (a)	$ 10.18
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$ 10.80

Investor Class Shares:
Net Assets	$ 2,733,682
Shares of beneficial interest outstanding	270,038
Net asset value, offering price and redemption price per share (a)	$ 10.12

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.
(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2008

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $188)	$ 13,273
Interest	6,808
TOTAL INVESTMENT INCOME	20,081

EXPENSES
Administrative services fees	40,115
Professional fees	32,802
Investment advisory fees	29,767
Accounting services fees	27,730
Transfer agent fees	27,975
Registration fees	19,692
Compliance officer fees	11,928
Distribution (12b-1) fees	5,922
Printing and postage expenses	5,735
Insurance expense	4,164
Custodian fees	4,471
Trustees fees and expenses	2,146
Other expenses	2,389
TOTAL EXPENSES	214,836

Fees waived/reimbursed by the Advisor	(69,105)
Service fees waived	(89,500)

NET EXPENSES	56,231
NET INVESTMENT LOSS	(36,150)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(354,625)
Net change in unrealized appreciation (depreciation) of investments	(29,845)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(384,470)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (420,620)

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Period
	Ended	Ended
	January 31,	January 31,
	2008	2007 (a)
FROM OPERATIONS
Net investment loss	$ (36,150)	$ (5,851)
Net realized loss from security transactions	(354,625)	(30,202)
Net change in unrealized appreciation (depreciation) of investments	(29,845)	242,919
Net increase (decrease) in net assets resulting from operations	(420,620)	206,866

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(485)	-
From net investment income	-	-
From distributions to shareholders	(485)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	740,450	-
Investor Class	2,180,727	3,459,682
Net asset value of shares issued in reinvestment distributions
Class A	23	-
Investor Class	405	-
Redemption fee proceeds:
Class A	126	-
Investor Class	3,328	1,100
Payments for shares redeemed:
Class A	(41,305)	-
Investor Class	(2,122,792)	(638,986)
Net increase in net assets from shares of beneficial interest	760,962	2,821,796

TOTAL INCREASE IN NET ASSETS	339,857	3,028,662

NET ASSETS		-
Beginning of Year	3,028,662	-
End of Year*	$ 3,368,519	$ 3,028,662
*Includes accumulated net investment income (loss) of:	$ -	$ -

(a) The Gaming and Casino Fund commenced operations March 31, 2006.

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year	For the Period
	Ended	Ended
	January 31,	January 31,
	2008	2007 (a)
SHARE ACTIVITY
Class A:
Shares Sold	66,334	-
Shares Reinvested	2	-
Shares Redeemed	(3,982)	-
Net increase in shares of beneficial interest outstanding	62,354	-

Investor Class:
Shares Sold	196,447	328,916
Shares Reinvested	34	-
Shares Redeemed	(190,706)	(64,653)
Net increase in shares of beneficial interest outstanding	5,775	264,263

(a) The Gaming and Casino Fund commenced operations March 31, 2006.

See accompanying notes to financial statements.

The Gaming and Casino Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year

	Investor Class				Class A
	Year		Period		Period
	Ended		Ended		Ended
	January 31,		January 31,		January 31,
	2008		2007 (1)		2008 (2)
Net asset value, beginning of year	$ 11.46		$ 10.00		$ 10.39

Activity from investment operations:
Net investment loss	(0.12)	(3)	(0.02)		(0.06)	(3)
Net realized and unrealized
gain (loss) on investments	(1.23)	(3)	1.48		(0.15)	(3)
Total from investment operations	(1.35)		1.46		(0.21)

Less distributions from:
Net investment income	-		-		-
Net realized gains	(0.00)	(6)	-		(0.00)	(6)
Total distributions	(0.00)	(6)	-		(0.00)	(6)

Paid-in-Capital From Redemption Fees	0.01		0.00	(6)	0.00	(6)

Net asset value, end of year	$ 10.12		$ 11.46		$ 10.18

Total return (4)(8)	(11.68)%		14.60%		(2.01)%

Net assets, at end of year (000s)	$ 2,734		$ 3,029		$ 635

Ratio of gross expenses to average
net assets (5)	6.48%		12.28%	(7)	6.66%	(7)
Ratio of net expenses to average
net assets	1.70%		1.70%	(7)	1.70%	(7)
Ratio of net investment loss
to average net assets	(1.10)%		(0.49)%	(7)	(1.03)%	(7)

Portfolio Turnover Rate (8)	143%		83%		143%

(1) The Gaming and Casino Fund's Investor Class commenced operations on March 31, 2006.
(2) The Gaming and Casino Fund's Class A commenced operations on July 31, 2007.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Total returns shown exclude the effect of applicable redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Amount represents less than $0.01 per share.
(7) Annualized.
(8) Not annualized.

See accompanying notes to financial statements.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008

1.

ORGANIZATION

The Ladenburg Thalmann Gaming and Casino Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2006, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks long-term growth of capital.

The Fund currently offers Advisor Class A and Investor Class shares.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Investor Class shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.    If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.   On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective July 31, 2007, the Fund adopted FIN 48.   Management reviewed the tax positions in open tax years 2005 through 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended January 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $5,304,797 and $4,498,036 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Ladenburg Thalmann Asset Management Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Ahrens Advisors LP (“Ahrens”) as the sub-advisor to the Fund.   The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays Ahrens a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with nay merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.70% per annum of the Fund’s average daily net assets.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.70% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders.

For the year ended January 31, 2008, the Advisor waived expenses in the amount of $29,767 and reimbursed expenses in the amount of $39,338.   As of January 31, 2008, the Advisor has $69,105 and $126,912 of expenses that may be recovered no later than January 31, 2011 and January 31, 2010, respectively.

The Board has adopted and shareholders have approved a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).   The Plan provides that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to Investor Class shares and Class A shares of the Fund, for distribution and shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class and Class A shares and is an affiliate of the Advisor.   For the year ended January 31, 2008, the Distributor received $36,746 in underwriting commissions for sales of Class A shares, of which $1,717 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee*. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees* for performing certain custody administration services.   GFS’s share of such fees collected for the year ended January 31, 2008 was $1,956.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

* These fees may be subject to certain discounts or waivers.  During the year ended January 31, 2008, GFS waived Administration, Fund Accounting and Transfer Agency Fees totaling $89,500.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended January 31, 2008, the Fund incurred expenses of $11,928 for compliance services pursuant to the Trust’s Agreement with FCS.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended January 31, 2008, GemCom collected amounts totaling $1,703 for EDGAR and printing services performed.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the year ended January 31, 2008, the Fund assessed $3,454 in redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of January 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences resulted in reclassification for the year ended January 31, 2008 as follows: a decrease in accumulated net realized loss of $176, a decrease in paid in capital of $36,326 and a decrease in accumulated net investment loss of $36,150.

Capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.    The Fund incurred and elected to defer $202,045 of such capital losses.

The Fund had a capital loss carry forward of $90,153 as of January 31, 2008 which will expire on January 31, 2016.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of The Gaming and Casino Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of The Gaming and Casino Fund, a series of The Northern Lights Fund Trust (the “Trust”), as of January 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period March 31, 2006 (commencement of operations) to January 31, 2007.   These financial statements and financial highlights are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of The Gaming and Casino Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period March 31, 2006 to January 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER, LLP

Philadelphia, Pennsylvania

March 28, 2008

The Gaming and Casino Fund

EXPENSE EXAMPLES

January 31, 2008 (Unaudited)

As a shareholder of the Gaming and Casino Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gaming and Casino Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 through January 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gaming and Casino Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08*	Expense Ratio During Period ** 8/1/07 – 1/31/08
Investor Class	$1,000.00	$975.10	$8.46	1.70%
Class A	1,000.00	979.90	8.48	1.70
Hypothetical (5% return before expenses)	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08*	Expense Ratio During Period ** 8/1/07 – 1/31/08
Investor Class	$1,000.00	$1,016.64	$8.64	1.70%
Class A	1,000.00	1,016.64	8.64	1.70

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized.

The Gaming and Casino Fund

SUPPLEMENTAL INFORMATION

January 31, 2008 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan** (Age: 62) Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corp. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

Anthony J. Hertl (Age: 57)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Northern Lights Variable Trust.

27
Gary Lanzen (Age: 53) Trustee Chief Investment Office (2006 – President), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27
Mark Taylor (Age: 43) Trustee Professor (John P. Begley Endowed Chair in Accounting ), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Audit Committee Chairman).	27
Interested Trustees and Officers
Michael Miola*** (Age: 54) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC and Gemini Hedge Fund Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

The Gaming and Casino Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2008 (Unaudited)

Interested Trustees and Officers (continued)
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (Age: 38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006); formerly Senior Vice President and Director of Administration (2001-2005); Manager, Fund Compliance Services, LLC (since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom, LLC; Vice President, JP Morgan Chase & Co. (1998-2001)

N/A

Lynn Bowley (Age: 48)

4020 So. 147th Street; Omaha, NE  68137

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (01/07-present); Vice President of Investment Support Services for Mutual of Omaha Cos. (2002-2006); First Vice President of Variable L&A Product Accounting and Reporting for Mutual of Omaha Cos. (1998-2002)

N/A

Emile R. Molineaux (Age: 45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Sr. Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003-Present); In-house Counsel, The Dreyfus Funds (1999-2003)

N/A

Kevin E. Wolf (Age: 38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006-Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004-2006); Vice-President, GemCom, LLC (2004-Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merrill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company (“LLC”).  This investment is required to be disclosed because one of the other members of the LLC is under common control of the Funds’ distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-843-4223.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-843-4223 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-843-4223.

INVESTMENT ADVISOR

Ladenburg Thalmann Asset Management

153 East 53rd Street, 49th Floor

New York, NY  10022

SUB-ADVISOR

Ahrens Advisors, L.P.

4144 N. Central Expressway, Suite 600

Dallas, Texas 75204

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $12,000

2007 - $10,000

(b)

Audit-Related Fees

2008 - None

2007 - None

(c)

Tax Fees

2008 – $2,600

2007 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - None

2007 - None

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

2007

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $2,600

2007 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/8/08